Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	40-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-38346
Entity Registrant Name	SPROTT PHYSICAL GOLD AND SILVER TRUST
Entity Central Index Key	0001726122
Entity Tax Identification Number	98-1399794
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	Suite 2600, South Tower
Entity Address, Address Line Two	Royal Bank Plaza
Entity Address, Address Line Three	200 Bay Street
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5J 2J1
Title of 12(b) Security	Units
Trading Symbol	CEF
Security Exchange Name	NYSEArca
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	190,937,369
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	KPMG LLP
Auditor Location	Toronto, Ontario
Auditor Firm ID	85
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Avenue, Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates